Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 34,073	¥ 32,683
Unguaranteed residual values	1,176	1,522
Unearned income	(2,325)	(2,544)
Executory costs	(12)	(21)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	32,912	31,640
Less, allowance for doubtful receivables	(238)	(382)	(493)	(571)
Capital lease receivables	32,674	31,258
Less, portion due within one year	(11,720)	(11,307)
Total	¥ 20,954	¥ 19,951